Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale, Amortized Cost
Within one year	$ 0
One to five years	45,250	$ 45,249
Five to ten year	0
Due after ten years	41,366
Totals	86,616	45,249	$ 40,249
Available-for-sale, Fair Value
Within one year	0
One to five years	44,580	44,959
Five to ten year	0
Due after ten years	41,632
Totals	$ 86,212	$ 44,959	$ 39,766